CONVERTIBLE SENIOR NOTES, NET (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Rate $ / shares	Oct. 31, 2020 USD ($) Rate $ / shares	Dec. 31, 2025 USD ($) Rate $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 20, 2023
Debt Instrument [Line Items]
Cash payment from the issuance of convertible senior notes			$ (7)	$ (18,506)	$ 0
Amortization of debt issuance costs			1,996	1,280	1,284
2025 Convertible notes [Member]
Debt Instrument [Line Items]
Principal amount		$ 200,000	0	181,495
Maturity date		Oct. 15, 2025
Conversion rate | Rate		13.4048
Principal amount of convertible notes in conversion		$ 1,000
Conversion price | $ / shares		$ 74.6
Percentage of conversion price		130.00%				130.00%
Percentage of measurement period		98.00%
Percentage of redemption price equal to principal amount						100.00%
Percentage of repurchase price equal to principal amount						100.00%
Debt issuance costs, current			6,412
Amortization of debt issuance costs			765	$ 1,280	$ 1,284
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount			$ 181,495
Issuance of shares upon conversion of convertible senior notes (Shares) | shares			2,432,803
Conversion rate | Rate			13.4048
Cash payment from the issuance of convertible senior notes			$ 7
2030 Convertible notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 750,000		$ 750,000
Maturity date	Sep. 15, 2030
Conversion rate | Rate	3.1234
Principal amount of convertible notes in conversion	$ 1,000
Conversion price | $ / shares	$ 320.16
Percentage of conversion price	130.00%		130.00%
Percentage of measurement period	98.00%
Percentage of redemption price equal to principal amount			100.00%
Percentage of repurchase price equal to principal amount			100.00%
Debt issuance costs, noncurrent			$ 19,551
Amortization of debt issuance costs			1,231
Estimated fair value of convertible senior notes			$ 936,270
Effective interest rate			0.526%
2030 Convertible notes [Member] | 2030 Capped Calls [Member]
Debt Instrument [Line Items]
Capped call cost paid			$ 51,826
Capped call issuance costs			$ 1,407
Cap price per share | $ / shares			$ 415.03
Premium over market			75.00%
Market price per share | $ / shares			$ 237.16